Income Tax - Summary of Net Position of Deferred Tax (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of deferred tax assets and liabilities [line items]
Deferred tax assets	$ 821,818	$ 1,156,980	$ 985,294
Deferred tax liability	(223,351)	(29,808)	(14,587)
Deferred taxes to be recovered in 12 months	1,302,467	1,579,231	1,408,838
Deferred taxes to be paid in 12 months	(704,000)	(452,059)	(438,131)
Total Net Assets by deferred Tax	598,467	1,127,172	970,707	$ 970,707
Later than one year [member]
Disclosure of deferred tax assets and liabilities [line items]
Deferred tax assets	815,515	1,066,495
Deferred tax liability	(217,480)	(21,141)
Deferred taxes to be recovered in 12 months	1,231,278	1,570,527	1,384,627
Deferred taxes to be paid in 12 months	(635,084)	(428,059)	(438,131)
Up to 1 year [member]
Disclosure of deferred tax assets and liabilities [line items]
Deferred tax assets	6,303	90,485
Deferred tax liability	(5,871)	(8,667)
Deferred taxes to be recovered in 12 months	71,189	8,704	$ 24,211
Deferred taxes to be paid in 12 months	$ (68,916)	$ (24,000)